TAXATION	9 Months Ended
Sep. 30, 2020
TAXATION
TAXATION

10. TAXATION

a.	Value added tax (“VAT”)

The PRC government implemented a value-added tax reform pilot program, which replaced the business tax with VAT. Since May 2016, the change from business tax to VAT has been expanded to all other service sectors which used to be subject to business tax. The VAT rates applicable to the subsidiaries and consolidated variable interest entities of the Group ranged from 3% to 6% as compared to the 3%~5% business tax rate which was applicable prior to the reform.

As of December 31, 2019 and September 30, 2020, the payable balances for VAT were RMB 10,645 and RMB 3,269 respectively.

b.	Business tax

From May 2016, as the final part of the VAT reform, VAT replaced business tax in all industries, on a nationwide basis. The VAT rates applicable to the subsidiaries and consolidated variable interest entities of the Group ranged from 3% to 6% as compared to the 3%~5% business tax rate which was applicable prior to the reform.

As of December 31, 2019 and September 30, 2020, the payable balances for business tax were RMB 18,456 and RMB 17,504, respectively.

c.	Income taxes

Cayman Islands

Under the current laws of Cayman Islands, the Company and its subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gains. In addition, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

The Company’s subsidiaries incorporated in the BVI are not subject to taxation.

Hong Kong

Entities incorporated in Hong Kong are subject to Hong Kong profit tax at a rate of 16.5%.

Taiwan

Entity incorporated in Taiwan is subject to Taiwan profit tax at a rate of 17%.

PRC and US

Significant components of the provision for income taxes on earnings for the nine months ended September 30, 2019 and 2020 are as follows:

	Nine Months ended September 30,
	2019	2020
	RMB	RMB
	Unaudited	Unaudited
Current:
PRC	7,635	3,877
U.S.	5	810
Deferred:
PRC	2,953	2,630
U.S.	439	(4,918)
Provision for income tax expenses	11,032	2,399

Corporate entities

The PRC Enterprise Income Tax (“EIT”) is calculated based on the taxable income determined under the applicable EIT Law and its implementation rules, which became effective on January 1, 2008. EIT Law imposes a unified income tax rate of 25% for all resident enterprises in China, including both domestic and foreign invested enterprises.

Reconciliation between total income tax expense and the amount computed by applying the PRC statutory income tax rate to income before income taxes is as follows:

	Nine months ended September 30,
	2019	2020
	%	%
	Unaudited	Unaudited
PRC statutory income tax rate	25%	25%
Impact of different tax rates in other jurisdictions	(9)%	0%
Tax effect of preferential tax rate for small enterprises	0%	1%
Tax effect of non-deductible expenses	(8)%	3%
Tax effect of non-taxable income	7%	3%
Tax effect of tax-exempt entities	20%	(17)%
Tax effect of short term investment	(1)%	0%
Deferred tax effect of tax rate change	(8)%	(13)%
Changes in valuation allowance	(42)%	(6)%
Effective tax rate	(16)%	(4)%

d.Uncertain tax positions

A reconciliation of the beginning and ending amount of liabilities associated with uncertain tax positions is as follows:

	As of
	December 31, 2019	September 30, 2020
	RMB	RMB
		Unaudited
Unrecognized tax benefits	32,152	34,589

The amounts of unrecognized tax benefits listed above are based on the recognition and measurement criteria of ASC Topic 740, and the balance is presented as a  non-current liability in the consolidated financial statements since December 31, 2019 due to the fact that the Group does not anticipate payments of cash within one year.

However, due to the uncertain and complex application of tax regulations, it is possible that the ultimate resolution of uncertain tax positions may result in liabilities which could be materially different from these estimates. In such an event, the Group will record additional tax expense or tax benefit in the period in which such resolution occurs. As of December 31, 2019 and September 30, 2020, there are RMB 32,152 and RMB 34,589 unrecognized tax benefits that if recognized would affect the annual effective tax rate. The Group does not expect that the position of unrecognized tax benefits will significantly increase or decrease within 12 months of September 30, 2020.

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to assess underpaid tax plus penalties and interest for PRC entities’ tax filings. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. Accordingly, the PRC entities remain subject to examination by the tax authorities based on the above.